                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21651
                                    ----------

                              The Drake Funds Trust
                               ------------------
               (Exact name of registrant as specified in charter)

               660 Madison Avenue, 16th Floor, New York, NY 10021
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven J. Luttrell
               660 Madison Avenue, 16th Floor, New York, NY 10021
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 756-1200
                                                    --------------

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: October 31, 2005
                          ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. REPORTS TO STOCKHOLDERS.

                                                  DRAKE FUNDS TRUST

                                                  ANNUAL REPORT


                                                  October 31, 2005



                                     [LOGO]





                                                                    [LOGO] DRAKE
                                                                           -----
                                                                           FUNDS

This material is authorized for use only when preceded or accompanied by the current prospectus for The Drake Funds Trust (the "Trust"). Investors should consider the investment objectives, risks, charges and expenses of any fund of the Trust carefully before investing. This and other information is contained in the Trust's prospectus. Please read the prospectus carefully before you invest or send money.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
PRESIDENT'S LETTER..........................................    2

MANAGEMENT DISCUSSION AND ANALYSIS..........................    3

SCHEDULE OF INVESTMENTS.....................................   10

STATEMENT OF ASSETS AND LIABILITIES.........................   20

STATEMENT OF OPERATIONS.....................................   21

STATEMENT OF CHANGES IN NET ASSETS..........................   22

FINANCIAL HIGHLIGHTS........................................   23

NOTES TO FINANCIAL STATEMENTS...............................   25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....   31

OTHER INFORMATION...........................................   32

SHAREHOLDER FEE EXAMPLE.....................................   34

DIRECTORS AND OFFICERS......................................   35

     Statements in the Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

     The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. (An investor may obtain performance data current to the most recent month-end by visiting www.drakefunds.com.)

     This Annual Report was first distributed to shareholders on or about December 28, 2005.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS

Dear Shareholder:

     We are pleased to present you with the first annual report for the Drake Funds Trust (the "Trust") for the period ended October 31, 2005. Since its launch in December 2004, the Trust witnessed the opening of the Drake Total Return Fund and later the Drake Low Duration Fund. As of October 31, 2005, the net asset value of the Drake Funds Trust totaled $49.9 million.

     During the fiscal year ended October 31, 2005, the investment climate was dominated by fears of higher energy prices, an economic slowdown and incipient inflation. As the fiscal year drew to an end, the US economy shed concerns over a potential economic soft patch and the global economy began exhibiting signs of health leading to greater optimism. Against a backdrop of increasing economic uncertainty over the next year and a litany of structural headwinds, Drake expects that global government yield curves will begin to steepen, exhibiting a more typical differential between short- and long-maturities, and investors should again receive fairer compensation for owning risky assets.

     The Drake Funds Trust annual report includes a detailed analysis of market environment during the fiscal year ended October 31, 2005, and provides information on the Drake Total Return Fund and the Drake Low Duration Fund, their performance, holdings, and financial highlights. We thank you for investing in the Drake Funds Trust. For additional information, please visit our website at www.drakefunds.com or contact us at 1-866-383-6273.

Sincerely,

/s/ Steven J. Luttrell

Steven J. Luttrell
President and Principal Executive Officer
Drake Funds Trust
October 31, 2005

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                             MARKET ENVIRONMENT AS OF OCTOBER 31, 2005:
                             ------------------------------------------

                             The global economy was marked by uncertainty during the first half of 2005. With European growth weak and inflation firmly anchored, the focus was on US economic performance. The US economy experienced several false starts, the first of which occurred after the difficulties in the US auto sector and the slowdown in global manufacturing prompted fears over an economic soft patch. As the market rebounded from these doldrums, Hurricane Katrina struck the Gulf Coast of the US, sending energy prices skyward and reigniting fears about the long-term health of the economy. However, the effects of the hurricane proved to be transient, and the resilient US economy resumed its march towards trend-like growth in the third quarter and into October. With signs of economic growth also materializing in Europe and Japan, the global economy appears to be on reasonably sound footing as 2005 draws to a close.

                             Inflation expectations have endured a similarly volatile ride. Expectations increased noticeably early in the year on concerns that the rise in commodity prices would eventually seep into the US economy. Several months of benign inflation measures in the US removed those concerns and the emergence of the economic soft patch further reduced expectations in the second quarter. Inflation concerns returned to the market following the arrival of Hurricane Katrina, as investors worried about the hurricane's possible effects on prices. Meanwhile, the US Federal Reserve (the "Fed") has steadily removed the monetary stimulus with rate hikes of 25 basis points ("bps") at all seven meetings so far this year, bringing the Fed Funds target rate to 4.0%. Notably, inflation also appears to be returning to Europe, prompting many to believe that rate hikes from the European Central Bank (the "ECB") will come sooner rather than later, with some even positing that the first hike will come in December 2005.

                             Long-term US Treasury yields remained low in early 2005, despite rising policy rates and economic fundamentals that would typically augur higher rates. This price action was infamously dubbed a "conundrum" by Fed Chairman Alan Greenspan during his semi-annual testimony before Congress in February. The benchmark 10-year US Treasury yield did reach as high as 4.64% in March before the economic woes surrounding the auto sector helped to send the yield back below 4.00%. More recently, the trend-like pace of economic growth and the renewed focus on inflation have pushed nominal yields higher in the US, despite the temporary disruption caused by Hurricane Katrina. The 10-year US yield ended October at 4.55%. In Europe, disappointing growth and low inflation kept sovereign yields at depressed levels for much of 2005. Many countries saw record lows; for example, the 10-year German Bund hit an all-time nadir of 3.02% in late September. Despite a recent increase in European rates due to the appearance of inflation and stronger economic growth, yields remain well below 2004 year-end levels.

                             In spread sectors, risk aversion returned to market in early 2005. Despite generally positive first quarter earnings announcements, spreads widened due to the headline risk from the auto sector, as General Motors and Ford were both downgraded to high yield debt. Following a strong second quarter, corporate debt again entered a choppy period, as large amounts of new

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                             issuance and the destruction wrought by hurricanes Katrina and Rita pressured the market, despite continued strong reported corporate earnings.

                             Mortgage-backed securities ("MBS") have also struggled this year, with the Lehman Brothers' US MBS Index underperforming comparable duration US Treasuries by 45 basis points year-to-date. However, 32 basis points of that underperformance was concentrated in October alone, as spread widening and convexity losses incurred after the 10-year US yield rose above 4.50% pressured the asset class. Spreads in the asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS") sectors have traded within a pretty tight range, outperforming comparable-duration Treasuries by small, but positive, amounts year-to-date.

                             DRAKE TOTAL RETURN FUND PERFORMANCE
                             -----------------------------------
                             AND STRATEGY IMPACT:
                             --------------------

                             For the period since inception (December 30, 2004) through October 31, 2005, the Drake Total Return Fund ("Total Return") returned 2.66% (net of fees and expenses) versus a return of 1.46% of its benchmark, the Lehman Brothers US Aggregate Index.

                             Total Return held a consistent short duration position of approximately 12 months relative to the benchmark throughout 2005, concentrated in the 10-year part of the curve. While this trade provided mixed results for much of the year, it has been a net positive for the Total Return's relative performance of late, due to rising US interest rates. Total Return's curve positioning continues to be underweight 5-8 year maturities with a smaller overweight to the front end of the curve.

                             Consistent with Drake's view that risk premia across the credit spectrum have remained too rich relative to current fundamentals, the portfolio has maintained underweight to neutral positions in most benchmarked spread products. For the entire year, Total Return has maintained a substantial underweight in investment grade credits. The portfolio also remains underweight mortgage-backed securities versus the benchmark, consistent with Drake's cautious view of the sector. This underweight has helped performance recently given the difficulties faced by the sector. One of the only overweight allocations in benchmarked spread product was portfolio holdings of ABS and CMBS. The overweight allocation was a marginal positive as most securities were short duration floating rate instruments which performed better relative to their fixed rate counterparts.

                             Within off-benchmark allocations, the portfolio held exposure to high yield debt, generally biased toward BB rated and B rated securities. Although the allocation to high yield debt has decreased recently, the positioning has helped performance this year as high yield debt has outperformed investment grade debt.

                             DRAKE LOW DURATION FUND PERFORMANCE
                             -----------------------------------
                             AND STRATEGY IMPACT:
                             --------------------

                             This portfolio was funded on May 9, 2005, and for the period from that date through October 31, 2005, the Drake Low Duration Fund ("Low Duration")

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                             returned 1.37% (net of fees and expenses) versus a return of 0.69% of its benchmark, the Merrill Lynch 1-3 Year US Treasuries Index.

                             Since its inception, Low Duration has held a consistent short duration position of approximately 6 months relative to the benchmark, which has been the largest contributor to Low Duration's relative performance, given that US interest rates have risen noticeably since May. Low Duration's curve positioning in US Treasuries is concentrated in the 1-2 year maturities, due to its constrained duration profile.

                             Consistent with Drake's defensive posture on most spread product, especially those in lower grade markets, the portfolio has held a large position in highly liquid, high grade short duration asset backed securities. The allocation is diversified among several sub-sectors mainly in non-prepayment sensitive issues. The allocation was a marginal positive as these short duration floating rate instruments earned coupon income and performed better relative to their fixed rate counterparts, which lagged as interest rates rose. The portfolio held a small allocation in seasoned short duration CMO's to gain incremental yield without exposing Low Duration to excessive prepayment risk, as our view is that both the technical and fundamental environments do not support further spread tightening in the sector. A small allocation to high yield debt, generally biased toward BB-rated and B-rated securities, has helped performance this year, as high yield debt has outperformed comparable-duration US Treasuries despite the struggles of the investment grade sector.

                             The foregoing discussion reflects our analysis and opinions as of December 28, 2005. The information is not a complete analysis of every aspect of any market, industry, security or fund. Statements of fact have been obtained from sources considered by the Funds' investment advisor to be reliable.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                          AS OF OCTOBER 31, 2005
                                                                     (UNAUDITED)

PORTFOLIO RISK EXPOSURE(1)

                                  (PIE CHART)

                                      HIGH                            GOV'T
MORTGAGES   CORPORATE   ABS/CMBS     YIELD      TREASURIES/CASH      RELATED
 18           1          51          3             22                5

PORTFOLIO SECTOR ALLOCATION(2)
                                  (PIE CHART)

                                 NON-      SHORT-
MORTGAGES  CORPORATE  ABS/CMBS    USD       TERM
   26          9         56        1         8

PORTFOLIO SECTOR POSITIONS VS. BENCHMARK
DURATION CONTRIBUTION

Treasuries/Cash                                                                    -2
Gov't Related                                                                       2
Mortgages                                                                          -3
Corporate                                                                         -13
ABS/CMBS                                                                            3
High Yield                                                                          2

SUMMARY PORTFOLIO
CHARACTERISTICS

---------------------------------------------------------------
                                       LEHMAN
                         DRAKE        BROTHERS
                       PORTFOLIO    US AGGREGATE    DIFFERENCE
---------------------------------------------------------------
  Duration                3.56            4.50         -0.94
---------------------------------------------------------------
  Convexity              -0.57           -0.11         -0.46
---------------------------------------------------------------
  Yield to Maturity       5.94            5.19          0.75
---------------------------------------------------------------
  OAS                      119              45            74
---------------------------------------------------------------
  Credit Quality            AA        AA1+/AA2
---------------------------------------------------------------

Source: Drake Management & Lehman Brothers

(1) Exposures inclusive of futures and mortgage TBAs.

(2) Portfolio sector allocation by market value.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                          AS OF OCTOBER 31, 2005
                                                                     (UNAUDITED)

INVESTMENT THEMES

Short US duration position relative to benchmark

Favor shorter maturities

Underweight MBS position relative to other swap-spread related product

Underweight investment grade credit, favoring beta adjusted credit exposure through high yield securities

PERFORMANCE VS. BENCHMARK

----------------------------------------------------------------
                          FISCAL        FISCAL          SINCE
                         Q4 2005*    YEAR-TO-DATE*    INCEPTION*
----------------------------------------------------------------
  Drake Total
  Return Fund             -0.04%         2.66%          2.66%
----------------------------------------------------------------
  Lehman Brothers US
  Aggregate               -0.56%         1.46%          1.46%
----------------------------------------------------------------

GROWTH OF $5,000,000 SINCE INCEPTION
PERFORMANCE VS. BENCHMARK

                                                                  DRAKE TOTAL RETURN FUND          LEHMAN BROTHERS US AGGREGATE
                                                                  -----------------------          ----------------------------
4-Dec                                                                    5000000.00                         5000000.00
5-Jan                                                                    5017160.00                         5053140.00
5-Feb                                                                    5023590.00                         5023320.00
5-Mar                                                                    5011130.00                         4997700.00
5-Apr                                                                    5070210.00                         5065170.00
5-May                                                                    5111890.00                         5119880.00
5-Jun                                                                    5152170.00                         5148040.00
5-Jul                                                                    5135270.00                         5101190.00
5-Aug                                                                    5184000.00                         5166480.00
5-Sep                                                                    5157460.00                         5113270.00
5-Oct                                                                    5133000.00                         5073000.00

- The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced.

- Data as of October 31, 2005. Drake Total Return Fund incepted December 30, 2004. The Lehman Brothers US Aggregate Index, which has substantially similar composition to the portfolio, may be used for comparison purposes. The Lehman Brothers US Aggregate Index (the "Index") is an unmanaged index of investment grade, US dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------

                                                          AS OF OCTOBER 31, 2005
                                                                     (UNAUDITED)

PORTFOLIO RISK EXPOSURE(1)

                                  (PIE CHART)

                                   HIGH
MORTGAGES  CORPORATE  ABS/CMBS    YIELD     TREASURIES/CASH
    4          1         39         3             53

PORTFOLIO SECTOR ALLOCATION(2)

                                  (PIE CHART)

                 NON-      SHORT-
CORPORATE  MBS    USD       TERM     ABS
   10       7      1         11      71

ASSET-BACKED SECURITIES BY SECTOR(1)

                                  (PIE CHART)

               CREDIT        HOME
OTHER  AUTO     CARD        EQUITY
 16     4        35           45

SUMMARY PORTFOLIO
CHARACTERISTICS

------------------------------------------------------------------
                                     MERRILL LYNCH
                                        1-3 YR
                         DRAKE        US TREASURY
                       PORTFOLIO         INDEX         DIFFERENCE
------------------------------------------------------------------
  Duration                0.78            1.67            -0.89
------------------------------------------------------------------
  Convexity              -0.13            0.04            -0.17
------------------------------------------------------------------
  Yield to Maturity       4.53            4.39             0.14
------------------------------------------------------------------
  OAS                       61               0               61
------------------------------------------------------------------
  Credit Quality           AA+           Gov't
------------------------------------------------------------------

Source: Drake Management & Merrill Lynch

(1) Exposures inclusive of futures.

(2) Portfolio sector allocation by market value.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------

                                                          AS OF OCTOBER 31, 2005
                                                                     (UNAUDITED)

INVESTMENT THEMES

Short duration position versus the benchmark

Significant allocation to ABS focusing on floating-rate issues

Favor non-prepayment sensitive collateral

Credit card's allocation in highly liquid BBB-rated securities

Allocation to higher-yielding seasoned CMOs

PERFORMANCE VS. BENCHMARK

-----------------------------------------------------------------
                          FISCAL        FISCAL           SINCE
                         Q4 2005*    YEAR-TO-DATE*    INCEPTION*
-----------------------------------------------------------------
  Drake Low
  Duration Fund           0.60%          1.37%           1.37%
-----------------------------------------------------------------
  Merrill Lynch 1-3
  Yr Treasury             0.36%          0.69%           0.69%
-----------------------------------------------------------------

GROWTH OF $5,000,000 SINCE INCEPTION
PERFORMANCE VS. BENCHMARK

                                                                              MERRILL LYNCH 1-3 YR
                                                 DRAKE LOW DURATION FUND            TREASURY
                                                 -----------------------      --------------------
5-Apr                                                  5000000.00                  5000000.00
5-May                                                  5008900.00                  5021000.00
5-Jun                                                  5028130.00                  5030790.00
5-Jul                                                  5038390.00                  5016600.00
5-Aug                                                  5061060.00                  5047710.00
5-Sep                                                  5061820.00                  5035190.00
5-Oct                                                  5069000.00                  5035000.00

- The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced.

- Data as of October 31, 2005. Drake Low Duration Fund was incepted May 9, 2005. The Merrill Lynch 1-3 Year Treasury Index (the "Index"), which has substantially similar composition to the portfolio, may be used for comparison purposes. The Index is an unmanaged index of US Treasury debt having a maturity from one to three years. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                      10/31/2005

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
ASSET-BACKED SECURITIES - 79.75%
AUTOMOBILES - 5.53%
  CPS Auto Trust, Series 2005-A, Class A2, 4.78%,
     10/15/2011, 144A                                           $   249,799    $    250,268
  Carmax Auto Owner Trust, Series 2004-1, Class D, 3.52%,
     11/15/2010                                                     203,344         200,683
  Household Automotive Trust, Series 2001-3, Class A4,
     4.37%, 12/17/2008                                              144,250         143,912
  ONYX Acceptance Owner Trust, Series 2002-C, Class A4,
     4.07%, 4/15/2009                                                81,483          81,178
  Triad Auto Receivables Owner Trust, Series 2004-A, Class
     A2, 1.40%, 9/12/2007                                            29,623          29,600
  Union Acceptance Corp., Series 2002-A, Class A4, 4.59%,
     7/8/2008                                                        42,124          42,157
  WFS Financial Owner Trust, Series 2002-2, Class A4, 4.50%,
     2/20/2010                                                      471,548         471,769
                                                                               ------------
                                                                                  1,219,567
                                                                               ------------
CREDIT CARDS - 30.18%
  American Express Credit Account Master Trust, Series
     2001-5, Class B, 4.42%, 11/15/2010+                            600,000         603,750
  Bank One Issuance Trust:
     Series 2003-C1, Class C1, 4.54%, 9/15/2010                     182,000         179,611
     Series 2003-C2, Class C2, 5.11%, 12/15/2010+                   350,000         355,687
     Series 2003-C4, Class C4, 5.00%, 2/15/2011+                    194,000         196,819
  Chase Credit Card Master Trust:
     Series 2004-1, Class C, 4.44%, 5/15/2009+                      500,000         500,234
     Series 2003-6, Class C, 4.77%, 2/15/2011+                      150,000         151,500
  Citibank Credit Card Issuance Trust:
     Series 2001-C3, Class C3, 6.65%, 5/15/2008                     285,000         287,405
     Series 2002-C3, Class C3, 5.01%, 12/15/2009+                   240,000         243,300
  Discover Card Master Trust I, Series 2001-1, Class B,
     4.52%, 7/15/2010+                                              526,000         530,274
  Fleet Credit Card Master Trust II, Series 2001-A, Class B,
     4.42%, 8/15/2008+                                              500,000         500,390
  GE Capital Credit Card Master Note Trust:
     Series 2004-1, Class B, 4.27%, 6/15/2010+                      300,000         300,563
     Series 2004-1, Class C,4.52%, 6/15/2010+                       600,000         601,031
  Household Affinity Credit Card Master Note Trust I, Series
     2003-1, Class C, 5.42%, 2/15/2010+                             650,000         664,320
  Household Private Label Credit Card Master Note:
     Series 2002-3, Class C, 6.72%, 9/15/2009+                      500,000         500,391
     Series 2002-3, Class B, 5.22%, 9/15/2009+                      150,000         150,047

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      10/31/2005

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
CREDIT CARDS - CONTINUED
  MBNA Credit Card Master Note Trust:
     Series 2001-C3, Class C3, 6.55%, 12/15/2008                $   140,000    $    141,488
     Series 2003-C3, Class C3, 5.32%, 10/15/2010+                   600,000         613,125
     Series 2003-C1, Class C1, 5.67%, 6/15/2012+                    125,000         132,089
                                                                               ------------
                                                                                  6,652,024
                                                                               ------------
EQUIPMENT LEASING - 1.15%
  IKON Receivables Funding LLC, Series 2003-1, Class A3A,
     4.21%, 12/17/2007+                                             254,395         254,474
                                                                               ------------
FINANCE - 0.27%
  Green Tree Financial Corporation, Series 1994-1, Class A5,
     7.65%, 4/15/2019                                                57,984          60,042
                                                                               ------------
HOME EQUITY - 37.70%
  ABFS Mortgage Loan Trust, Series 2000-2, Class A2, 4.30%,
     9/15/2031+                                                     153,058         153,122
  Advanta Mortgage Loan Trust, Series 1999-3, Class A7,
     4.44%, 8/25/2029+                                              354,761         355,648
  Ameriquest Mortgage Securities Inc., 2001-1, Class A,
     4.62%, 6/25/2031+                                               90,430          90,459
  Asset Backed Funding Corp., Series 2004-OPT3, Class A3,
     4.23%, 2/25/2030+                                              246,977         247,015
  Bear Stearns Asset Backed Securities, Inc., Series 2000-1,
     Class AF, 7.52%, 3/25/2030                                     445,401         452,639
  Cityscape Home Equity Loan Trust, Series 1996-3, Class A8,
     7.65%, 9/25/2025                                                94,061          93,777
  Conseco Finance, Series 2001-C, Class A4, 6.19%, 3/15/2030        541,095         545,091
  Contimortgage Home Equity Loan Trust, Series 1997-5, Class
     A8, 4.27%, 3/15/2024+                                          485,332         485,408
  Credit Suisse First Boston Mortgage, Series 2001-HE8,
     Class A1, 6.49%, 2/25/2031                                     606,377         609,030
  Delta Funding Home Equity Loan Trust:
     Series 1995-2, Class A5, 7.10%,1/25/2027                       229,278         229,063
     Series 1997-1, Class A6, 7.21%, 4/25/2029                      104,597         104,548
  EQCC Home Equity Loan Trust:
     Series 1999-1, Class A-4F, 6.13%, 7/20/2028                    213,526         214,561
     Series 1999-2, Class A-4F, 6.75%, 8/25/2027                    189,727         189,905
  Equivantage Home Equity Loan Trust, Series 1997-2, Class
     A4, 7.50%, 7/25/2028                                            58,330          58,153
  FHLMC Structured Pass Through Securities, Series T-13,
     Class A7, 6.09%, 9/25/2029                                     403,787         406,752
  GE Capital Mortgage Services, Series 1998-HE2, Class A7,
     6.22%, 9/25/2028                                               134,043         133,918
  Greenpoint Home Equity Loan Trust, Series 2003-1, Class A,
     4.24%, 4/15/2029+                                              170,825         171,119

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      10/31/2005

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
HOME EQUITY - CONTINUED
  Household Mortgage Loan Trust:
     Series 2003-HC1, Class M, 4.65%, 2/21/2033+                $   358,315    $    358,315
     Series 2003-HC2, Class A2, 4.33%, 6/20/2033+                   255,611         255,928
  IMC Home Equity Loan Trust, Series 1995-3, Class A5,
     7.50%, 4/25/2026                                               317,055         318,659
  Morgan Stanley Dean Witter Capital I, Series 2002-NC3,
     Class A2, 4.32%, 8/25/2032+                                    133,757         134,363
  New Century Home Equity Loan Trust, Series 2004-2, Class
     A3, 4.29%, 8/25/2034+                                          104,699         104,732
  Option One Mortgage Loan Trust, Series 2003-1, Class A2,
     4.46%, 2/25/2033+                                               59,807          59,985
  Paine Webber Mortgage Acceptance Corp., Series 2000-HE1,
     Class A5, 8.32%, 2/25/2030                                     359,796         366,823
  Provident Bank Home Equity Loan Trust:
     Series 2000-1, Class A2, 4.30%, 3/25/2030+                     376,125         376,523
     Series 1999-2, Class A3, 4.30%, 7/25/2030+                     457,397         457,397
  Residential Funding Mortgage Securities I:
     Series 1999-HI8, Class AI7, 7.97%, 11/25/2029                   65,099          64,987
     Series 2001-KS1, Class AI6, 6.35%, 3/25/2032                 1,000,363       1,009,117
  Salomon Brothers Mortgage Securities VII, Series 1998-NC3,
     Class A5, 6.93%, 8/25/2028                                     190,950         192,681
  Saxon Asset Securities Trust, Series 2002-2, Class AV,
     4.30%, 8/25/2032+                                               20,232          20,165
  Structured Asset Investment Loan Trust, Series 2004-1,
     Class A2, 4.24%, 2/25/2034+                                     49,373          49,380
                                                                               ------------
                                                                                  8,309,263
                                                                               ------------
MANUFACTURED HOUSING - 1.52%
  Vanderbilt Acquisition Loan Trust:
     Series 2002-1, Class A2, 4.77%, 10/7/2018                      213,607         213,494
     Series 2002-A, Class A2, 4.77%, 10/7/2014                      122,409         122,341
                                                                               ------------
                                                                                    335,835
                                                                               ------------
RESIDENTIAL MORTGAGES - 3.40%
  Countrywide Asset-Backed Certificates, Series 2004-BC1,
     Class A1 4.27%, 4/25/2034+                                     542,546         542,801
  First Franklin Mortgage Loan Trust, Series 2005-FF1, Class
     A2A, 4.16%, 12/25/2034+                                        144,470         144,470
  Residential Asset Mortgage Products, Inc., Series
     2004-RS4, Class AI2, 3.25%, 9/25/2025                           61,812          61,503
                                                                               ------------
                                                                                    748,774
                                                                               ------------
     TOTAL ASSET-BACKED SECURITIES - (COST $17,634,269)                          17,579,979
                                                                               ------------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      10/31/2005

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
CORPORATE BONDS & NOTES - 12.34%
AUTOMOTIVE - 1.16%
  Navistar International Corp., Series B, 9.375%, 6/1/2006      $   250,000    $    255,625
                                                                               ------------
BUILDING & CONSTRUCTION - 2.11%
  Schuler Homes, Inc., 10.50%, 7/15/2011                            200,000         217,000
  Technical Olympic USA Inc., 9.00%, 7/01/2010                      250,000         248,750
                                                                               ------------
                                                                                    465,750
                                                                               ------------
CHEMICALS - 0.97%
  Airgas, Inc., 9.125%, 10/1/2011                                   200,000         213,250
                                                                               ------------
ELECTRONICS/ELECTRONIC EQUIPMENT - 1.16%
  Solectron Corp., 7.97%, 11/15/2006                                250,000         256,250
                                                                               ------------
ENTERTAINMENT/LEISURE - 1.20%
  MGM Mirage, Inc., 9.75%, 6/1/2007                                 250,000         263,750
                                                                               ------------
OIL & GAS - 0.98%
  Premcor Refining Group, Inc., 9.25%, 2/1/2010                     200,000         216,750
                                                                               ------------
REAL ESTATE INVESTMENT TRUST - 3.57%
  Host Marriott LP, Series I, 9.50%, 1/15/2007                      750,000         786,562
                                                                               ------------
TELECOMMUNICATIONS - 1.19%
  Nextel Communications, Inc., 6.875%, 10/31/2013                   250,000         261,745
                                                                               ------------
     TOTAL CORPORATE BONDS & NOTES - (COST $2,765,667)                            2,719,682
                                                                               ------------
MORTGAGE-BACKED SECURITIES - 37.33%
  Freddie Mac, 5.50%, November 2005 15 Year TBA (+)               2,000,000       2,012,188
  Fannie Mae, 6.00%, November 2005 30 Year TBA (+)                3,300,000       3,327,586
  FNMA PAC, Series 1994-51, Class PJ, 6.50%, 9/25/2023              494,528         497,372
  GNMA, 5.50%, November 2005 30 Year TBA (+)                      1,800,000       1,797,328
  Structured Asset Securities Corp., Series 1998-8, Class
     A3, 4.56%, 8/28/2028+                                          593,201         593,331
                                                                               ------------
     TOTAL MORTGAGE-BACKED SECURITIES - (COST $8,284,282)                         8,227,805
                                                                               ------------
FOREIGN BONDS & NOTES - 0.93%
NETHERLANDS - 0.93%
  MEDIA - 0.93%
     Yell Finance B.V., 8/1/2011#                                   200,000         205,000
                                                                               ------------
     TOTAL FOREIGN BONDS & NOTES - (COST $196,721)                                  205,000
                                                                               ------------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      10/31/2005

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    ------------
SHORT-TERM INVESTMENTS - 12.06%
  Lehman Brothers Repurchase Agreement, 3.75% dated
     10/28/05, to be repurchased at $1,973,938 on 11/4/05,
     collateralized by $2,000,000
     U.S. Treasury Notes, 4.25%, 8/15/14 (value $1,970,584)     $ 1,972,500    $  1,972,500
  State Street Euro Dollar Time Deposit, 3.10%, 11/1/2005           686,000         686,000
                                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS - (COST $2,658,500)                             2,658,500
                                                                               ------------
TOTAL INVESTMENTS - 142.41% - (COST $31,539,439)**                               31,390,966
SECURITIES SOLD SHORT - (8.86)%
  U.S. Treasury Note, 4.25%, 8/15/2014 (Proceeds $1,988,120)     (2,000,000)     (1,952,812)
                                                                               ------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (33.55)%                           (7,395,098)
                                                                               ------------
NET ASSETS - 100.00%                                                           $ 22,043,056
                                                                               ============

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                      10/31/2005

OPEN SWAP AGREEMENTS AS OF OCTOBER 31, 2005:

                                                                             UNREALIZED
                        DESCRIPTION                             NOTIONAL    DEPRECIATION
                        -----------                            ----------   ------------
Receive fixed rate equal to 4.975% and pay floating rate
based on 3-month LIBOR.                                        $1,000,000    $ (16,589)
Broker: Morgan Stanley
Exp. 9/7/2019
Receive fixed rate equal to 4.550% and
pay floating rate based on 3-month LIBOR.
Broker: Morgan Stanley
Exp. 9/7/2014                                                   1,000,000      (33,459)
                                                               ----------    ---------
                                                                             $ (50,048)
                                                                             =========

OPEN FUTURES CONTRACTS AS OF OCTOBER 31, 2005:

  NUMBER
    OF                                                                 NOTIONAL     UNREALIZED
CONTRACTS                         DESCRIPTION                          (000'S)     DEPRECIATION
---------                         -----------                         ----------   ------------
    9       U.S. Treasury Note 2-Year Futures, December 05            $       18    $ (10,285)
    24      U.S. Treasury Note 5-Year Futures, December 05                    24      (40,739)
    14      U.S. Treasury Note 10-Year Futures, December 05                   14      (39,555)
    15      U.S. Treasury Bond Futures, December 05                           15      (77,844)
                                                                      ----------    ---------
                                                                      $       71    $(168,423)
                                                                      ==========    =========

FOOTNOTES AND ABBREVIATIONS:
+ Variable rate security. The interest rate shown reflects the rate in effect at 10/31/2005.
(+)     Security is subject to delayed delivery.
#       Zero coupon bond until 8/1/2006, then 13.50% thereafter.
** All or a portion of this portfolio is segregated for securities sold short, futures, swaps and TBA's.
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
GNMA    Government National Mortgage Association
LIBOR   London Inter Bank Offering Rate
PAC     Planned Amortization Class
TBA     To Be Announced

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                      10/31/2005

                                                                PRINCIPAL       MARKET
                                                                  AMOUNT         VALUE
                                                                ----------    -----------
ASSET-BACKED SECURITIES - 52.32%
AUTOMOBILES - 2.76%
  Daimler Chrysler Auto Trust, Series 2002-B, Class A4,
     3.53%, 12/6/2007                                           $  460,617    $   458,674
  Long Beach Acceptance Auto Trust, Series 2003-B, Class A3,
     1.58%, 9/15/2007                                               75,090         75,020
  Onyx Acceptance Owner Trust, Series 2003-B, Class A3,
     1.77%, 5/15/2007                                               76,490         76,430
  Triad Auto Receivables Owner Trust, Series 2004-A, Class
     A2, 1.40%, 9/12/2007                                          118,491        118,399
  WFS Financial Owner Trust:
     Series 2002-4, Class A3B, 3.99%, 8/20/2007+                     1,464          1,463
     Series 2004-1, Class A2, 1.51%, 7/20/2007+                     37,801         37,754
                                                                              -----------
                                                                                  767,740
                                                                              -----------
CREDIT CARDS - 19.04%
  Bank One Issuance Trust:
     Series 2002-C3, Class C3, 3.76%, 8/15/2008                    270,000        269,747
     Series 2002-C1, Class C1, 4.93%, 12/15/2009+                  500,000        503,750
     Series 2003-C2, Class C2, 5.11%, 12/15/2010+                  362,000        367,882
     Series 2004-C1, Class C1, 4.47%, 11/15/2011+                  100,000        100,141
  Chase Credit Card Owner Trust:
     Series 2004-1, Class C, 4.44%, 5/15/2009+                     350,000        350,164
     Series 2003-6, Class C, 4.77%, 2/15/2011+                     125,000        126,250
  Citibank Credit Card Issuance Trust:
     Series 2002-C3, Class C3, 5.01%, 12/15/2009+                  480,000        486,600
     Series 2003-C2, Class C2, 4.89%, 3/20/2008+                   160,000        160,250
     Series 2001-B2, Class B2, 4.30%, 12/10/2008+                  500,000        501,406
  Discover Card Master Trust I, Series 2002-2, Class B,
     10/15/2009                                                    500,000        504,375
  GE Capital Credit Card Master Note Trust:
     Series 2004-2, Class B, 4.23%, 9/15/2010+                     850,000        851,195
     Series 2001-1, Class C, 4.52%, 6/15/2010+                     400,000        400,688
  Household Affinity Credit Card Trust, Series 2003-2, Class
     C, 5.32%, 2/15/2008+                                          450,000        451,195
  MBNA Credit Card Master Note Trust:
     Series 2003-C1, Class C1, 5.67%, 6/15/2012+                   215,000        227,193
                                                                              -----------
                                                                                5,300,836
                                                                              -----------
HOME EQUITY - 25.69%
  Argent Securities, Inc., 2003-W10, Class A2A, 4.29%,
     1/25/2034+                                                     51,220         51,227
  Asset Backed Funding Certificates, Series 2005-HE1, Class
     A3B, 4.21%, 12/25/2034+                                       400,000        400,250
  Asset Backed Securities Corp., Series 2004-HE1, Class A3,
     4.37%, 1/15/2034+                                             149,384        149,594
  Chase Funding Mortgage Loan Asset-Backed, Series 2003-4,
     Class 1A3 2.73%, 9/25/2024                                    774,488        769,647
  Conseco Finance, Series 2000-C, Class A, 4.34%,
     12/15/2029+                                                   928,900        928,736

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      10/31/2005

                                                                PRINCIPAL       MARKET
                                                                  AMOUNT         VALUE
                                                                ----------    -----------
HOME EQUITY - CONTINUED
  Contimortgage Home Equity Loan Trust:
     Series 1997-2, Class A9, 7.09%, 4/15/2028                  $  238,284    $   238,470
     Series 1998-1, Class A9, 4.33%, 4/15/2029+                    380,094        380,153
  GE Capital Mortgage Services, Inc., Series 1998-HE1, Class
     A7, 6.47%, 6/25/2028                                          285,240        285,017
  Home Equity Mortgage Trust, Series 2004-3, Class A3,
     4.54%, 10/25/2034+                                            200,000        200,313
  Home Loan Trust, Series 2000-1, Class A2, 4.27%,
     4/15/2031+                                                    957,430        959,226
  Household Mortgage Loan Trust, Series 2003-HC2, Class A2,
     4.33%, 6/20/2033+                                             170,407        170,618
  IMC Home Loan Trust, Series 1998-1, Class A6, 7.02%,
     6/20/2029                                                      33,236         33,221
  Option One Mortgage Loan Trust, Series 2003-1, Class A2,
     4.46%, 2/25/2033+                                              87,319         87,578
  Residential Asset Securities Corp.:
     Series 2000-KS5, Class AII, 4.28%, 12/25/2031+              1,150,982      1,151,342
     Series 2001-KS1, Class AI6, 6.35%, 3/25/2032                1,000,363      1,009,117
     Series 2004-KS8, Class AI2, 3.34%, 10/25/2024                 339,000        335,928
                                                                              -----------
                                                                                7,150,437
                                                                              -----------
RESIDENTIAL MORTGAGES - 4.83%
  Amortizing Residential Collateral Trust, Series 2001-BC6,
     Class A, 4.39%, 10/25/2031+                                   147,749        147,934
  Countrywide Asset-Backed Certificates, Series 1999-3,
     Class AF6, 8.46%, 10/25/2030+                                 426,989        427,189
  Equity One ABS Inc.:
     Series 2000-1, Class A5, 8.02%, 2/25/2032                     107,415        108,187
     Series 2003-4, Class AF3, 3.53%, 10/25/2034                   109,790        109,139
  First Franklin Mortgage Loan Trust, Series 2005-FF1, Class
     A2A, 4.16%, 12/25/2034+                                       144,470        144,470
  Residential Asset Mortgage Products, Inc., Series
     2000-RS4, Class AII, 4.32%, 12/25/2032+                       212,540        212,640
  Saxon Asset Securities Trust, Series 2004-2, Class AF2,
     4.15%, 8/25/2035                                              197,000        195,191
                                                                              -----------
                                                                                1,344,750
                                                                              -----------
TOTAL ASSET-BACKED SECURITIES - (COST $14,569,046)                             14,563,763
                                                                              -----------
CORPORATE BONDS & NOTES - 7.70%
CASINO/HOTEL - 0.95%
  MGM Mirage, Inc., 9.75%, 6/1/2007                                250,000        263,750
                                                                              -----------
CHEMICALS - 0.85%
  Lyondell Chemical Co., Series A, 9.625%, 5/1/2007                225,000        236,250
                                                                              -----------
COMMERCIAL SERVICES - 0.70%
  Brickman Group Ltd., Series B, 11.75%, 12/15/2009                175,000        195,563
                                                                              -----------

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      10/31/2005

                                                                PRINCIPAL       MARKET
                                                                  AMOUNT         VALUE
                                                                ----------    -----------
CORPORATE BONDS & NOTES - CONTINUED
FINANCE - MORTGAGE LOAN/BANKER - 3.62%
  Residential Capital Corp., 5.385%, 6/29/2007+                 $1,000,000    $ 1,007,967
                                                                              -----------
HEALTHCARE - PHYSICAL THERAPY/REHABILITATION CENTERS - 0.90%
  HealthSouth Corp., 7.375%, 10/1/2006                             250,000        250,625
                                                                              -----------
OIL & GAS - 0.68%
  Premcor Refining Group, Inc., 9.25%, 2/1/2010                    175,000        189,656
                                                                              -----------
     TOTAL CORPORATE BONDS & NOTES - (COST $2,145,588)                          2,143,811
                                                                              -----------
MORTGAGE-BACKED SECURITIES - 5.40%
  Banc of America Funding Corp., Series 2003-1, Class A1,
     6.00%, 5/20/2033                                              387,155        387,416
  Residential Accredited Loans, Inc., Series 2004-QS5, Class
     A5, 4.75%, 4/25/2034                                          399,126        395,559
  Structured Asset Securities Corp., Series 1998-2, Class A,
     4.56%,2/25/2028+                                              720,674        720,674
                                                                              -----------
     TOTAL MORTGAGE-BACKED SECURITIES - (COST $1,513,349)                       1,503,649
                                                                              -----------
FOREIGN BONDS & NOTES - 0.89%
BERMUDA - 0.41%
  TELECOMMUNICATION - 0.41%
     Intelsat Ltd., 5.25%, 11/01/2008                              125,000        115,000
CANADA - 0.48%
  INDUSTRIAL - 0.48%
     Algoma Steel, Inc., 11.00%, 12/31/2009                        125,000        133,125
                                                                              -----------
     TOTAL FOREIGN BONDS & NOTES - (COST $250,802)                                248,125
                                                                              -----------
SHORT-TERM INVESTMENTS - 7.96%
  FNMA Discount Note, 3.72%, 11/1/2005*                          1,750,000      1,750,000
  State Street Euro Dollar Time Deposit, 3.10%, 11/1/2005          466,000        466,000
                                                                              -----------
     TOTAL SHORT-TERM INVESTMENTS - (COST $2,216,000)                           2,216,000
                                                                              -----------
TOTAL INVESTMENTS - 74.27% - (COST $20,694,785)**                              20,675,348
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 25.73%                            7,161,061
                                                                              -----------
NET ASSETS - 100.00%                                                          $27,836,409
                                                                              ===========

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                      10/31/2005

OPEN FUTURES CONTRACTS AS OF OCTOBER 31, 2005:

 NUMBER
   OF                                                                  NOTIONAL    UNREALIZED
CONTRACTS                         DESCRIPTION                          (000'S)    DEPRECIATION
---------                         -----------                          --------   ------------
   65      U.S. Treasury Note 2-Year Futures, December 05                 130       $(74,279)
  (17)     U.S. Treasury Note 10-Year Futures, December 05                (17)          (833)
                                                                         ----       --------
                                                                          113       $(75,112)
                                                                         ====       ========

FOOTNOTES AND ABBREVIATIONS:
*       Rate represents annualized yield at date of purchase.
**      All or a portion of this portfolio is segregated for futures.
+ Variable rate security. The interest rate shown reflects the rate in effect at 10/31/2005.
FNMA    Federal National Mortgage Association

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                                OCTOBER 31, 2005

                                                                 DRAKE          DRAKE
                                                              TOTAL RETURN   LOW DURATION
                                                                  FUND           FUND
                                                              ------------   ------------
ASSETS
  Investments in securities, at value
     (Cost $31,539,439, and $20,694,785 respectively)         $31,390,966    $20,675,348
  Cash                                                                380             --
  Cash collateral held at broker for open futures contracts,
     earning interest at 3.40%                                     70,444         25,298
  Interest receivable                                             148,623         90,693
  Receivable from investment adviser                               50,191         24,162
  Receivable for investments sold                                      --      7,535,099
                                                              -----------    -----------
     TOTAL ASSETS                                              31,660,604     28,350,600
                                                              -----------    -----------

LIABILITIES
  Due to custodian                                                     --         38,840
  Payable for investments purchased                             7,505,584        398,765
  Securities sold short, at value (proceeds, $1,988,120, and
     $0, respectively)                                          1,952,812             --
  Unrealized depreciation on swaps                                 50,048             --
  Interest payable on securities sold short                        18,016             --
  Trustees' fees payable                                            8,156          4,553
  Income Distribution payable                                       4,241             --
  Other accrued expenses payable                                   78,691         72,033
                                                              -----------    -----------
     TOTAL LIABILITIES                                          9,617,548        514,191
                                                              -----------    -----------
NET ASSETS                                                     22,043,056     27,836,409
                                                              ===========    ===========
COMPOSITION OF NET ASSETS
  Capital stock, $0.001 par value                                   2,168          2,793
  Paid-in capital                                              22,094,795     27,964,774
  Undistributed net investment income (loss)                       (3,691)            --
  Accumulated net realized gain (loss) on investments,
     futures transactions, securities sold short and swap
     contracts                                                    281,420        (36,609)
  Net unrealized depreciation from investments, futures
     transactions, securities sold short and swap contracts      (331,636)       (94,549)
                                                              -----------    -----------
NET ASSETS                                                    $22,043,056    $27,836,409
                                                              ===========    ===========
SHARES OUTSTANDING                                              2,167,668      2,793,255
                                                              -----------    -----------
NET ASSET VALUE PER SHARE                                     $     10.17    $      9.97
                                                              ===========    ===========

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS
                                                   PERIOD ENDED OCTOBER 31, 2005

                                                                 DRAKE          DRAKE
                                                              TOTAL RETURN   LOW DURATION
                                                                 FUND*          FUND**
                                                              ------------   ------------
INVESTMENT INCOME
  Interest                                                     $ 817,862      $ 485,459
                                                               ---------      ---------
     TOTAL INVESTMENT INCOME                                     817,862        485,459
                                                               ---------      ---------
EXPENSES
  Legal fees                                                      86,167         29,680
  Interest on securities sold short                              105,087             --
  Organizational expenses                                         97,804        178,554
  Administration fees                                             44,742         26,729
  Investment advisory fees                                        43,893         28,274
  Custodian fees                                                  40,585         27,464
  Audit fees                                                      40,466         40,736
  Transfer agent fees                                             25,136         14,805
  Printing fees                                                   24,811          8,656
  Trustees' fees                                                  20,960         10,179
  Registration fees                                                9,824          5,345
  Insurance expense                                                2,720          1,265
  Interest expense                                                   962          1,593
  Miscellaneous expense                                            4,148          2,473
                                                               ---------      ---------
     TOTAL GROSS EXPENSES                                        547,305        375,753
  Expenses reimbursed by Investment Advisor                     (365,760)      (325,529)
                                                               ---------      ---------
     TOTAL NET EXPENSES                                          181,545         50,224
                                                               ---------      ---------
NET INVESTMENT INCOME                                            636,317        435,235
                                                               ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
     Investments                                                 101,993        (28,920)
     Futures contracts                                           181,514        (12,745)
     Securities sold short                                         8,258             --
     Swaps                                                        27,873             --
  Net change in unrealized appreciation (depreciation) of:
     Investments                                                (148,473)       (19,437)
     Futures contracts                                          (168,423)       (75,112)
     Securities sold short                                        35,308             --
     Swaps                                                       (50,048)            --
                                                               ---------      ---------
  Net realized and unrealized loss                               (11,998)      (136,214)
                                                               ---------      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 624,319      $ 299,021
                                                               =========      =========

 * Fund commenced operations on December 30, 2004.

** Fund commenced operations on May 9, 2005.

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                           FOR THE PERIOD ENDED OCTOBER 31, 2005

                                                                 DRAKE          DRAKE
                                                              TOTAL RETURN   LOW DURATION
                                                                 FUND*          FUND**
                                                              ------------   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                       $   636,317    $   435,235
  Net realized gain (loss) from investments, futures
     contracts, securities sold short and swap contracts          319,638        (41,665)
  Net change in unrealized appreciation (depreciation) from
     investments, futures contracts, securities sold short
     and swap contracts                                          (331,636)       (94,549)
                                                              -----------    -----------
  Net increase in net assets resulting from operations            624,319        299,021
                                                              -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (678,652)      (430,179)
                                                              -----------    -----------
     Net decrease in net assets resulting from dividends         (678,652)      (430,179)
                                                              -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from sale of shares                             21,426,763     27,537,388
  Reinvestment of dividends to shareholders                       670,626        430,179
                                                              -----------    -----------
     Net increase in net assets from capital share
       transactions                                            22,097,389     27,967,567
                                                              -----------    -----------
  Net increase in net assets                                   22,043,056     27,836,409
NET ASSETS
  Beginning of period                                                  --             --
                                                              -----------    -----------
  End of period (including Undistributed/(distributions in
     excess of) net investment income of $(3,691) and $0,
     respectively)                                            $22,043,056    $27,836,409
                                                              ===========    ===========
CHANGE IN CAPITAL SHARES
  Shares sold                                                   2,102,328      2,750,238
  Shares issued in reinvestment of dividends to shareholders       65,340         43,017
  Shares redeemed                                                      --             --
                                                              -----------    -----------
     Ending share balance                                       2,167,668      2,793,255
                                                              -----------    -----------

 * Fund commenced operations on December 30, 2004.

** Fund commenced operations on May 9, 2005.

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR THE PERIOD ENDED OCTOBER 31, 2005*

     The financial highlights table is limited to help you understand the Fund's financial performance since inception on December 30, 2004. Certain information reflects financial results for a single fund share. The total return in the table represents the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends.)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $     10.23
                                                               -----------
Net investment income                                                 0.31
Net realized and unrealized loss on investments, futures
  contracts, securities sold short and swaps                         (0.04)
                                                               -----------
Total from investment operations                                      0.27
                                                               -----------
Less Dividends from net investment income                            (0.33)
                                                               -----------
Net asset value, end of period                                 $     10.17
                                                               ===========
TOTAL RETURN**                                                        2.66%
                                                               ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period                                      $22,043,056
Ratio of total net expenses to average net assets (including
  short sale expense)                                                 1.03%***
Ratio of total net expenses to average net assets (excluding
  short sale expense)                                                 0.43%***
Ratio of total gross expenses to average net assets                   3.03%****
Ratio of net investment income to average net assets (with
  reimbursement)                                                      3.62%***
Ratio of net investment income to average net assets
  (without reimbursement)                                             1.54%***
Portfolio turnover rate                                                358%

*   Fund commenced operations on December 30, 2004.

**  Total return for periods less than one year is not annualized.

***  Annualized.

**** Annualized (except for organizational expenses).

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR THE PERIOD ENDED OCTOBER 31, 2005*

     The financial highlights table is limited to help you understand the Fund's financial performance since inception on May 9, 2005. Certain information reflects financial results for a single fund share. The total return in the table represents the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends.)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $     10.00
                                                               -----------
Net investment income                                                 0.17
Net realized and unrealized loss on investments and futures
  contracts                                                          (0.03)
                                                               -----------
Total from investment operations                                      0.14
                                                               -----------
Less Dividends from net investment income                            (0.17)
                                                               -----------
Net asset value, end of period                                 $      9.97
                                                               ===========
TOTAL RETURN**                                                        1.37%
                                                               ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period                                      $27,836,409
Ratio of total net expenses to average net assets                     0.44%***
Ratio of total gross expenses to average net assets                   2.49%****
Ratio of net investment income to average net assets (with
  reimbursement)                                                      3.83%***
Ratio of net investment income to average net assets
  (without reimbursement)                                             1.67%***
Portfolio turnover rate                                                115%

*   Fund commenced operations on May 9, 2005.

**  Total return for periods less than one year is not annualized.

***  Annualized.

**** Annualized (except for organizational expenses).

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                OCTOBER 31, 2005

NOTE 1 - ORGANIZATION
The Drake Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company organized as a Delaware statutory trust on October 6, 2004. The Trust was registered with the Securities and Exchange Commission effective December 30, 2004. The Drake Total Return Fund commenced operations on December 30, 2004 and the Drake Low Duration Fund commenced operations on May 9, 2005 (collectively, the "Funds"). As such, the results of operations and financial highlights presented are for the period from December 30, 2004 through October 31, 2005 for the Drake Total Return Fund and from May 9, 2005 through October 31, 2005 for the Drake Low Duration Fund. Each Fund offers two share classes: Drake Class and Administrative Class, however only shares of the Drake Class of the Drake Total Return Fund and Drake Low Duration Fund have been issued to date.

The Total Return Fund seeks to realize a total return exceeding that of the Lehman Brothers U.S. Aggregate Index and the Low Duration Fund seeks to realize a total return exceeding that of the Merrill Lynch 1-3 Year Treasury Index.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A.  ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean of the representative bid and asked quotations. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional - sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type; indications as to value from dealers; expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; correlation with general market indicators and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities may be valued at fair value. As of October 31, 2005, the Funds held no fair valued securities.

C.  FUTURES CONTRACTS
When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is "marked to market" and the Fund makes (or receives)

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                OCTOBER 31, 2005

additional cash payments to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds may invest in exchange-traded commodity, index, interest rate and foreign currency futures for risk management purposes or as part of its investment strategies.

Use of long futures contracts subjects the Funds to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of October 31, 2005, the Funds had outstanding futures contracts as listed on the Fund's Schedule of Investments.

D.  SWAP AGREEMENTS
The Funds may engage in various types of swap transactions, including commodity, credit/event-linked, foreign currency, index, interest rate, security and total return swaps, primarily to manage duration and curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are generally smaller.

Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets and Liabilities.

As of October 31, 2005, the Drake Total Return Fund had open swap agreements as listed on the Fund's Schedule of Investments.

E.  COMMITMENTS
The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized appreciation on the underlying securities purchased and any difference between the sale price and current market value of the underlying securities sold. Market risk exists on commitment to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest. A Fund making a purchase commitment must segregate assets determined to be liquid in an amount sufficient to meet the purchase price.

As of October 31, 2005, the Drake Total Return Fund had outstanding to-be-announced ("TBA") purchase commitments as listed on the Fund's Schedule of Investments.

F.  DOLLAR ROLLS
The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Funds' policy is to record "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made on settlement date without physical delivery of the securities

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                OCTOBER 31, 2005

subject to the contract. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

As of October 31, 2005, the Drake Total Return Fund invested in TBA dollar rolls as listed on the Fund's Schedule of Investments.

G.  REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's policy is to receive securities as collateral whose market value is, and during the entire term of the agreement, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book-entry transfer to the account of the Fund's custodian. Such securities may continue to be held by the Fund or may be delivered to the counterparties of short sale transactions. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral or proceeds by the Fund may be delayed.

As of October 31, 2005, the Drake Total Return Fund had an outstanding repurchase agreement as listed on the Fund's Schedule of Investments.

H.  REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The weighted average daily balance of reverse repurchase agreements outstanding for the period ended October 31, 2005 were as follows:

                                                         WEIGHTED AVERAGE   WEIGHTED AVERAGE
FUND                                                        DAILY LOAN       INTEREST RATE
----                                                     ----------------   ----------------
Total Return Fund......................................      $596,407             3.87
Low Duration Fund......................................      $930,235             3.62

I.  SHORT SALES
The Funds may enter into short sales, primarily to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                OCTOBER 31, 2005

resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid to cover its position.

As of October 31, 2005, the Drake Total Return Fund had an investment sold short as listed on the Fund's Schedule of Investments.

J.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Investment security transactions are recorded as of the trade date of the purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which it invests.

K.  FEDERAL INCOME TAXES
The Funds intend to qualify as regulated investment companies by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their earnings to shareholders. Therefore, no Federal Income or Excise Tax provision is required.

NOTE 3 - INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an Investment Advisory Agreement with Drake Capital Management, LLC (the "Investment Advisor") for the Funds. The Investment Advisor oversees the investments of the Funds and for such services is paid an advisory fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets.

In addition, the Investment Advisor has contractually agreed through October 31, 2005 to waive its fees and bear certain other expenses, excluding interest expense, to the extent necessary to limit the annual expenses of the Funds, as a percentage of net assets, to 0.43% for the Drake Class.

Subject to an annual minimum of $7,500 and maximum of $60,000, each Trustee, other than those affiliated with Drake or its affiliates, receives annual compensation from the Funds of 1/3 of one basis point of the Fund's net asset value (.003%), plus reimbursement of out-of-pocket expenses related to Board and Committee meetings.

NOTE 4 - DISTRIBUTION AND SERVICE PLAN
The Trust has entered into a Distribution Agreement with ALPS Distributors, Inc. (the "Distributor"). The Distributor serves as the Trust's distributor and promotes and arranges for the sale of each Fund's shares. The Distributor receives no compensation in its capacity as the Trust's underwriter. The Trustees have adopted Distribution Plans (the "Plans") for the Drake Administrative Class of each Fund in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that each Fund shall pay distribution fees, including payments to the Distributor. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets attributable to Administrative Class shares. As of October 31, 2005 no shares have been issued for the Administrative Class shares.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                OCTOBER 31, 2005

NOTE 5 - INVESTMENT TRANSACTIONS
For the period ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                              U.S. GOVERNMENT AND AGENCY
                                 INVESTMENTS                          OBLIGATIONS
                        ------------------------------       -----------------------------
FUND                     PURCHASES            SALES           PURCHASES           SALES
----                    ------------       -----------       -----------       -----------
Total Return Fund       $110,242,107       $94,863,065       $84,128,797       $83,249,832
Low Duration Fund         55,491,973        24,914,423         4,377,003         3,627,147

NOTE 6 - DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared and paid monthly. Distributions are made on a per share basis to shareholders on record-date, regardless of how long shares have been owned. Net realized long-term and short-term capital gains will be distributed by the Funds at least annually. Net short-term gains may be paid more frequently. A fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at the NAV unless the shareholder elects to have the distributions paid in cash.

NOTE 7 - CONCENTRATIONS AND INDEMNIFICATIONS
The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swaps and options agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by the changes in interest rates or rapid principal payments including prepayments.

Under the Trust's organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However the Funds expect the risk of loss to be remote.

NOTE 8 - RELATED PARTIES
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of October 31, 2005, Drake Partners LLC or its members owned 95.3% of the Drake Total Return Fund.

NOTE 9 - FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the period ended October 31, 2005 were as follows:

                           ORDINARY INCOME
                        FOR THE PERIOD ENDED
FUND                      OCTOBER 31, 2005
----                    ---------------------
Total Return Fund             $678,652
Low Duration Fund              430,179

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                OCTOBER 31, 2005

At October 31, 2005, the components of distributable earnings on a tax basis by the Funds were as follows:

                                     TOTAL RETURN FUND       LOW DURATION FUND
                                     -----------------       -----------------
Undistributed Ordinary Income            $ 109,306               $      --
Accumulated Net Realized Loss                   --                (111,721)
Unrealized Depreciation                   (163,213)                (19,437)

The difference between book basis and tax-basis unrealized depreciation is due to differences in the timing of recognition of gains and losses on futures for tax and book purposes.

At October 31, 2005, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

FUND                    EXPIRES OCTOBER 31, 2013
----                    ------------------------
Total Return Fund              $      --
Low Duration Fund               (111,721)

At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments was as follows:

                                             GROSS              GROSS               NET
                        IDENTIFIED         UNREALIZED         UNREALIZED         UNREALIZED
FUND                       COST           APPRECIATION       DEPRECIATION       DEPRECIATION
----                    -----------       ------------       ------------       ------------
Total Return Fund       $31,539,439         $52,754           $(215,967)         $(163,213)
Low Duration Fund        20,694,785          18,257             (37,694)           (19,437)

At October 31, 2005, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and paid-in-capital have been adjusted for current period permanent book/tax differences.

                                               INCREASE (DECREASE)
                        ------------------------------------------------------------------
                                              UNDISTRIBUTED NET         ACCUMULATED NET
FUND                    PAID-IN CAPITAL       INVESTMENT INCOME       REALIZED GAIN (LOSS)
----                    ---------------       -----------------       --------------------
Total Return Fund            $(426)               $ 38,644                  $(38,218)
Low Duration Fund               --                  (5,056)                    5,056

The reclassifications for the Funds relate primarily to differences in character for tax purposes of swap income, consent fees and paydown gain (loss).

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF DRAKE FUNDS TRUST

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Drake Total Return Fund and the Drake Low Duration Fund, constituting the Drake Funds Trust (the "Trust"), at October 31, 2005, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 27, 2005

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               OTHER INFORMATION
                                                    OCTOBER 31, 2005 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Trust's Investment Advisor to vote proxies relating to the Funds' portfolio securities will be available (1) without charge, upon request, by calling 1-866-DRAKEFUNDS; and (2) in the Funds' Statement of Additional Information available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the Investment Advisor votes these proxies is available by calling the same number and on the Commission's website. The Trust has filed its first report on Form N-PX on August 30, 2005 covering the Funds' proxy voting records for the 12-month period ending June 30, 2005.

QUARTERLY PORTFOLIO OF INVESTMENTS
The Fund's Schedule of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Funds' forms N-Q, including their respective Schedules of Investments, may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments is available without charge, upon request, by calling 1-866-DRAKEFUNDS.

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
The renewal of the Investment Advisory Agreement for each of the Funds (together, the "Advisory Contracts") was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contracts or interested persons of such parties, at a meeting held on November 29, 2005. In determining whether to approve the renewal of each Advisory Contract, the Trustees considered information reasonably necessary to evaluate its terms from a number of sources including materials provided by the Trust's Investment Advisor.

Nature, extent and quality of Advisor services. The Trustees considered the nature, extent and quality of services provided under the Advisory Contracts, and the Trust's Investment Advisor investment strategies for managing the Funds. In connection with such, the Trustees considered information provided concerning the Trust's Investment Advisor staffing, capabilities and methodologies applied in managing the Funds, including the importance of retaining personnel with relevant portfolio management experience. The Trustees also focused on the role of senior management in the day-to-day operations of the Funds and on the quality of the compliance and administrative staff at the Trust's Investment Advisor. The Trustees noted that, in addition to the investment advisory services provided to the Funds, the Trust's Investment Advisor provides certain administrative services, oversight of Funds accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. Moreover, the Trustees noted the Trust's Investment Advisor ability to attract qualified and experienced personnel to manage the Funds and its continuing efforts to expand its capabilities. The Trustees concluded that the resources provided by the Advisor were appropriate to fulfill the Investment Advisor's duties under the Advisory Contracts.

Investment performance of the Funds and the Advisor. Additionally, the Trustees considered the investment performance of the Funds and the Trust's Investment Advisor, reviewing the information contained in the Trust's Investment Advisor reports regarding such provided at the meeting. The Trustees noted each Fund's performance versus its respective benchmark, particularly that, since their respective inceptions, each Fund had outperformed its benchmark.

Costs of Services provided and profits realized by the Advisor. The Trustees also considered the costs of providing these services and the existence and extent of any profits realized by the Investment Advisor from its relationship with the Funds. They considered the Expense Limitation Agreements between the Trust's Investment Advisor and the Trust on behalf of each of the Funds (pursuant to which the total annual operating expenses of the Funds is limited to 0.43% of the average daily net assets for the Trust's Investment Advisor Class shares and 0.68% of average daily net assets for Administrative Class shares), noting the Trust's Investment Advisor commitment to waive its fees and reimburse

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               OTHER INFORMATION
                                                    OCTOBER 31, 2005 (UNAUDITED)

expenses in order to cap the Funds' overall expenses. They additionally considered the relationships among the Trust's Investment Advisor and its affiliates, including any collateral benefits received by the Trust's Investment Advisor or its affiliates due to the Trust's Investment Advisor relationship with the Funds. They noted the Trust's Investment Advisor representation that it had incurred net losses as it relates to managing the Funds (as a result of the terms of the Expense Limitation Agreements).

Comparisons to other funds. Among the information considered also was a comparison of the fees and expenses paid by the Funds and by certain comparable funds. In considering such fees and expenses, the Trustees reviewed comparable fund information prepared by the Trust's Investment Advisor, and again noted the Expense Limitation Agreements entered into with the Trust's Investment Advisor concerning the Funds. The Trustees noted that the advisory fee rate for the Funds was at the average for the group.

Economies of scale considerations. The Trustees also considered whether there were economies of scale with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale and whether there was potential for realization of any further economies of scale.

Upon completion of the Board's review and discussion concerning renewal of the Advisory Contracts between the Trust and the Trust's Investment Advisor, the Trustees concluded that the investment advisory fees payable to the Trust's Investment Advisor under the Advisory Contracts are fair and reasonable in light of the services provided to the Funds, and approved such renewal for an additional one-year period.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                         SHAREHOLDER FEE EXAMPLE
                                                    OCTOBER 31, 2005 (UNAUDITED)

EXAMPLE
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, 12b-1 distribution and service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $5,000,000 invested at May 1, 2005 and held for the one-half year period ended October 31, 2005.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $5,000,000 (for example, a $17,500,000 account value divided by $5,000,000 = 3.5), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table for the funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

                             BEGINNING           ENDING ACCOUNT        EXPENSES
                           ACCOUNT VALUE             VALUE            PAID DURING
ACTUAL                       5/01/2005             10/31/2005         THE PERIOD
------                    ----------------       --------------       -----------
Total Return Fund          $5,000,000.00           $5,062,000           $26,123*
Low Duration Fund           5,000,000.00            5,068,500            10,681**

                             BEGINNING           ENDING ACCOUNT        EXPENSES
                           ACCOUNT VALUE             VALUE            PAID DURING
HYPOTHETICAL                 5/01/2005             10/31/2005         THE PERIOD
------------              ----------------       --------------       -----------
Total Return Fund          $5,000,000.00           $5,100,066           $26,221*
Low Duration Fund           5,000,000.00            5,109,940            10,725**

 * Expenses are equal to the Funds' annualized net expense ratio of 1.03% multiplied by the average account value over the period multiplied by 184/365 to reflect the one-half year period.

** Expenses are equal to the Fund's annualized net expense ratio of 0.44%
   multiplied by the average account value over the period multiplied by 176/365 to reflect the period since inception.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                    INFORMATION CONCERNING TRUSTEES AND OFFICERS
                                                                     (UNAUDITED)

                                                                                                              NUMBER OF
                                                                                                             PORTFOLIOS
                                                                                                               IN FUND
                                                                                                               COMPLEX
                             POSITION(S) HELD    LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN BY
NAME, ADDRESS AND AGE           WITH TRUST         SERVED(1)                     FIVE YEARS                    TRUSTEE
---------------------        -----------------   --------------   ----------------------------------------   -----------
INDEPENDENT TRUSTEES:
Kevin Hennessey              Trustee and         Since 12/2004    Private Investor and Business                    2
c/o Drake Capital            Chairman                             Consultant, Partner, KV Partners LLC (a
Management, LLC.                                                  consulting firm)
600 Madison Avenue,
16(th) Floor,
New York
Age: 56

Janice Brennan               Trustee             Since 12/2004    Chief Financial Officer and Business             2
c/o Drake Capital                                                 Manager, Falcon Management Corporation
Management, LLC.                                                  (an investment firm)
600 Madison Avenue,
16(th) Floor,
New York
Age: 33

Thomas Willis                Trustee             Since 12/2004    Attorney and Partner, Remcho, Johansen &         2
c/o Drake Capital                                                 Purcell
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 40


                               OTHER
                         DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE        BY TRUSTEE
---------------------    ------------------
INDEPENDENT TRUSTEES:
Kevin Hennessey                 None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 56
Janice Brennan                  None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 33
Thomas Willis                   None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 40

---------------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                                                                              NUMBER OF
                                                                                                             PORTFOLIOS
                                                                                                               IN FUND
                                                                                                               COMPLEX
                             POSITION(S) HELD    LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN BY
NAME, ADDRESS AND AGE           WITH TRUST         SERVED(1)                     FIVE YEARS                    TRUSTEE
---------------------        -----------------   --------------   ----------------------------------------   -----------
INTERESTED TRUSTEE:
Steven Luttrell(2)           Trustee President   Since 10/2004    Co-Founder and Chief Operating Officer           2
c/o Drake Capital            and Principal                        of the Advisor. Formerly a Director at
Management, LLC.             Executive Officer                    Blackrock Inc.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 40

OTHER OFFICERS:
Stacey Feller                Vice President,     Since 10/2004    Managing Director and Chief Financial         None
c/o Drake Capital            Treasurer and                        Officer of the Advisor. Formerly an
Management, LLC.             Principal                            audit manager at Ernst & Young.
660 Madison Avenue,          Financial Officer
16(th) Floor,
New York,
Age: 31

Christopher Appler           Secretary and       Since 12/2004    Director, Chief Legal Officer and Chief       None
c/o Drake Capital            Chief Compliance                     Compliance Officer of the Advisor.
Management, LLC.             Officer                              Formerly Chief Legal Officer of NISA
660 Madison Avenue,                                               Investment Advisors, LLC.
16(th) Floor,
New York,
Age: 37

Bernard Bresnahan            Assistant           Since 12/2004    Managing Director and Head of Operations      None
c/o Drake Capital            Treasurer and                        of the Advisor. Formerly an Officer of
Management, LLC.             Assistant                            State Street Bank and Trust.
660 Madison Avenue,          Secretary
16(th) Floor,
New York,
Age: 33


                               OTHER
                         DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE        BY TRUSTEE
---------------------    ------------------
INTERESTED TRUSTEE:
Steven Luttrell(2)              None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 40
OTHER OFFICERS:
Stacey Feller                   None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 31
Christopher Appler              None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 37
Bernard Bresnahan               None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 33

---------------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Luttrell is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Trust's Investment Advisor.

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-866-DRAKEFUNDS.

                      (This Page Intentionally Left Blank)

--------------------------------------------------------------------------------
DRAKE FUNDS TRUST


SERVICE PROVIDERS

INVESTMENT ADVISOR:
DRAKE CAPITAL MANAGEMENT, LLC
660 Madison Avenue, 16th Floor
New York, NY 10021

DISTRIBUTOR:
ALPS DISTRIBUTORS, INC.
1625 Broadway, Suite 2200
Denver, CO 80202

CUSTODIAN AND  ACCOUNTING AGENT:
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

FUND ADMINISTRATOR:
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT:
ALPS MUTUAL FUNDS SERVICES, INC.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

LEGAL ADVISORS:
KATTEN MUCHIN ROSENMAN
525 West Monroe Street
Chicago, IL 60661-3693

TRUSTEES AND OFFICERS

TRUSTEE AND CHAIRMAN
Kevin Hennessey

TRUSTEE
Janice Brennan

TRUSTEE
Thomas Willis

TRUSTEE, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER*
Steven Luttrell

VICE PRESIDENT, TREASURER AND PRINCIPAL FINANCIAL OFFICER
Stacey Feller

SECRETARY AND CHIEF COMPLIANCE OFFICER
Christopher Appler

ASSISTANT SECRETARY AND ASSISTANT TREASURER
Bernard Bresnahan


*Interested Trustee

                                     [LOGO}


TELEPHONE (toll-free):      1-866-372-5338

U.S. MAIL:                  DRAKE FUNDS
                            c/o ALPS Distributors, Inc.
                            PO Box 8347
                            Denver, CO 80201

EMAIL:                      drakefunds@drakemanagement.com

INTERNET:                   http: //www.drakefunds.com


The Drake Funds are distributed by ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202, www.alpsinc.com, 1-866-383-6273.

Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds' prospectus. A copy of the prospectus is available at www.drakefunds.com or by calling ALPS Distributors, Inc. at 1-888-383-6273. Please read the prospectus carefully before you invest or send money.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The credit quality of the investments in the Funds' portfolios does not apply to the stability or safety of the Funds.

                                                                    [LOGO] DRAKE
                                                                           -----
                                                                           FUNDS

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officers, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)     There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(e)     Not applicable.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officer is filed pursuant to Item 12(a)(1) below.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

(a)(2) Ms. Janice Brennan is the audit committee financial expert and she is "independent" for purposes of Item 3 of Form N-CSR.

(a)(3)  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, PricewaterhouseCoopers LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

                  Fund                      2004              2005

         Total Return Fund *                $ 0               $30,000.00

         Low Duration Fund *                $ 0.              $30,000.00

               * Fund commenced operation after October 31, 2004.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended October 31, 2004 and 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of each fund's federal, state, and excise tax returns.

                  Fund                      2004              2005

         Total Return Fund *                $ 0.              $7,000.00

         Low Duration Fund *                $ 0.              $7,000.00

               * Fund commenced operation after October 31, 2004.

(d) All Other Fees - There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at a meeting of board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

        (2) There were no services as described in each of paragraph (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

        A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

        Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officers and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)  Code of Ethics required by Item 2 of Form N-CSR is filed herewith as
Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)  Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Drake Funds Trust

By: /s/ Steven J. Luttrell
    ----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: January 09, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven J. Luttrell
    -----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: January 09, 2006

By: /s/ Stacey Feller
    ----------------------
Name: Stacey Feller
Title: Vice President, Treasurer & Principal Financial Officer
Date: January 09, 2006